Annual Fund Operating Expenses - T. Rowe Price Multi-Sector Income ETF [Member]	Nov. 18, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.37%